INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAXES
Schedule of current and deferred components of the income tax expense

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Current tax	409,657	376,177	245,397
Deferred tax	(57,225)	26,226	(419,994)
Total	352,432	402,403	(174,597)

Schedule of reconciliation of income tax expense at statutory tax rate to income tax expense

The reconciliation of income tax expense at statutory tax rate to income tax expense recognized is as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Income (loss) before income tax expenses	1,011,484	2,418,729	(2,220,324)
Statutory tax rate in the PRC	25%	25%	25%
Income tax expense at statutory tax rate	252,871	604,682	(555,081)
Non‑deductible expenses(i)	77,735	19,526	15,362
Change in valuation allowance	22,384	20,980	43,350
Effect of tax holiday and preferential tax rate	(527,178)	(375,632)	221,590
Share‑based compensation expenses	545,126	127,041	88,288
Effect of different tax rates of subsidiaries operating in other jurisdictions	(18,506)	5,806	11,894
Income tax expense	352,432	402,403	(174,597)

(i)	The amount included in non‑deductible expenses is as follows:

Schedule of non-deductible expenses

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Non‑deductible expenses—excessive advertising fees	72,713	2,927	—
Other non‑deductible expenses	5,022	16,599	15,362
Total	77,735	19,526	15,362

Schedule of aggregate amount and per ordinary share effect of the tax holiday and preferential tax rate

	December 31,	December 31,	December 31,
	2017	2018	2019
	RMB	RMB	RMB
The aggregate amount of tax holiday and preferential tax rate	527,178	375,632	(221,590)
The aggregate effect on basic and diluted net income per ordinary share:
—Basic	4.24	2.31	(1.27)
—Diluted	3.81	2.02	(1.27)

Schedule of tax effects of temporary differences that gave rise to the deferred tax balances

	December 31,	December 31,	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Deferred revenue	50,203	36,834	104,750
Accrued expenses	56,752	55,110	105,475
Allowance for doubtful accounts	4,159	4,335	265,745
Net operating loss carry forward	35,340	44,379	80,485
Excess advertising fee	—	—	47,202
Less: valuation allowance	(35,340)	(56,320)	(99,670)
Total deferred tax assets, net	111,114	84,338	503,987

Schedule of movements of valuation allowance

	2017	2018	2019
	RMB	RMB	RMB
Balance at beginning of year	12,956	35,340	56,320
Additions	22,384	34,459	56,132
Reversal	—	(13,479)	(12,782)
Balance at end of year	35,340	56,320	99,670

Schedule of deferred tax liabilities

	December 31,	December 31,	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Deferred tax liabilities:
Intangible asset from acquisition	9,309	9,003	15,354
Contract assets	—	—	1,861
Total deferred liabilities	9,309	9,003	17,215